Borrowings	12 Months Ended
Jun. 30, 2018
Financial Instruments [Abstract]
Borrowings
BORROWINGS
FACILITIES
Nedbank Limited
The R1 billion (US$76.7 million) Nedbank revolving credit facility (RCF) was entered into on 20 February 2017. US$22.4 million was repaid on the facility in September 2017. US$40.2 million was drawn down on the same facility in April 2018.
Interest accrues on a day-to-day basis over the term of the loan at a variable interest rate.
US dollar facilities
US$140 million was repaid on the US$250 million RCF in August 2017. On 28 July 2017, Harmony concluded an agreement for a new three-year syndicated facility of US$350 million (US$175 million term loan plus US$175 million RCF). The facility was negotiated on similar terms to the previous US$250 million facility. US$175 million was drawn down on the term loan in August 2017. US$40 million was drawn down on the RCF during November 2017. A further $110 million was drawn down on the same facility in February 2018.

On 18 October 2017, Harmony concluded an agreement for a new 12-month bridge loan of US$200 million in order to partially fund the acquisition of the Moab Khotsong operations (refer to note 14). The facility was concluded with similar terms and covenants as the existing loan facilities. US$200 million was drawn down on the bridge loan in February 2018. US$50 million was repaid in April 2018 and a further US$100 million was repaid in June 2018. Refer to note 37 for details of events after the reporting date.
TERMS AND DEBT REPAYMENT SCHEDULE AT 30 June 2018

	Interest charge	Repayment terms	Repayment date	Security
Nedbank Limited (Secured loan - rand revolving credit facility)	1, 3 or 6 month JIBAR plus 3.15%, payable at the elected interest interval	Repayable on maturity	February 2020	Cession and pledge of operating subsidiaries' shares and claims
US dollar facility (Secured loan)	3 or 6 month LIBOR plus 3% for the RCF and 3.15% for the term facility, payable at the elected interest interval	Repayable on maturity	July 2020	Cession and pledge of operating subsidiaries' shares and claims
US dollar bridge loan (Secured loan)	LIBOR, plus elected interest of 2.5% first 6 months, 3% next 3 months, 3.5% last 3 months.	Repayable on maturity	October 2018	Cession and pledge of operating subsidiaries' shares and claims

DEBT COVENANTS
The debt covenant tests for both the rand and US dollar facilities are as follows:

●	The group's interest cover ratio shall not be less than five (EBITDA1/Total interest paid);

●	Tangible Net Worth[2] to total net debt ratio shall not be less than six times or eight times when dividends are paid;

●	Leverage[3] shall not be more than 2.5 times.
[1] Earnings before interest, taxes, depreciation and amortisation (EBITDA) as defined in the agreement excludes unusual items such as impairment and restructuring cost.
[2] Tangible Net Worth is defined as total equity less intangible assets.
[3] Leverage is defined as total net debt to EBITDA.
At the time of entering into the bridge loan the Tangible Net Worth to total net debt ration covenant was renegotiated and relaxed from 6 times to 4 times for the full term of the bridge loan. No breaches of the covenants were identified during the tests in the 2017 and 2018 financial years.

29	BORROWINGS continued
INTEREST BEARING BORROWINGS

	US dollar
Figures in million	2018	2017

Non-current borrowings

Nedbank Limited (secured loan - R1.0 billion revolving credit facility)	36	23

Balance at beginning of year	23	—
Draw down	41	24
Repayments	(24)	—
Translation	(4)	(1)

US$250 revolving credit facility (secured loan)	—	—

Balance at beginning of year	—	139
Draw down	—	30
Repayments	—	(30)
Amortisation of issue costs	—	1
Transferred to current liabilities	—	(140)

US$350 facility (secured loan)	321	—

Draw down	325	—
Issue cost	(7)	—
Amortisation of issue costs	3	—

Total non-current borrowings	357	23

Current borrowings

Nedbank Limited (secured loan - R1.0 billion revolving credit facility)	—	—

Balance at beginning of year	—	20
Repayments	—	(20)

US$250 revolving credit facility (secured loan)	—	140

Balance at beginning of year	140	—
Repayments	(140)	—
Transferred from non-current liabilities	—	140

US$200 bridge loan facility (secured loan)	50	—

Draw down	200	—
Repayments	(150)	—

Total current borrowings	50	140

Total interest-bearing borrowings	407	163

29	BORROWINGS continued
INTEREST BEARING BORROWINGS continued

	US dollar
Figures in million	2018	2017

The maturity of borrowings is as follows:

Current	51	140
Between one to two years	36	—
Between two to five years	320	23

	407	163

	US dollar
Figures in million	2018	2017

Undrawn committed borrowing facilities:

Expiring within one year	—	110
Expiring after one year	61	53

	61	163

EFFECTIVE INTEREST RATES

	2018	2017
	%	%

Nedbank Limited - rand revolving credit facility	10.2	10.5
US$250 million revolving credit facility	4.2	3.9
US$350 million facility	4.8	—
US$200 million bridge loan	4.5	—